Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012		Dec. 31, 2011
Debt Instrument [Line Items]
Debt, balance		$ 2,985,353		$ 3,038,081
Less: current portion of long-term debt	(272,644)	(221,233)		(200,582)
Total long-term debt	2,918,566	2,764,120		2,837,499
Norwegian Epic Term Loan
Debt Instrument [Line Items]
Interest Rate, at end of period		2.19%	[1]	2.46%	[1]
Debt instrument, maturity year		2022	[1]
Debt, balance		662,729	[1]	723,990	[1]
Norwegian Pearl and Norwegian Gem Revolving Credit Facility
Debt Instrument [Line Items]
Interest Rate, at end of period		3.40%	[1]	3.35%	[1]
Debt instrument, maturity year		2019	[1]
Debt, balance		549,022	[1]	623,678	[1]
11.75% Senior Secured Notes
Debt Instrument [Line Items]
Interest Rate, at end of period		11.75%	[2]	11.75%	[2]
Debt instrument, maturity year		2016	[2]
Debt, balance		446,571	[2]	445,914	[2]
Pride of Hawai'i Loan
Debt Instrument [Line Items]
Interest Rate, at end of period		2.18%	[1]	2.20%	[1]
Debt instrument, maturity year		2018	[1]
Debt, balance		232,583	[1]	284,449	[1]
9.50% Senior Unsecured Notes
Debt Instrument [Line Items]
Interest Rate, at end of period		9.50%	[3]	9.50%	[3]
Debt instrument, maturity year		2018	[3]
Debt, balance		355,419	[3]	250,000	[3]
Norwegian Jewel Term Loan
Debt Instrument [Line Items]
Debt instrument, maturity year		2017
Debt, balance		150,359		188,216
Norwegian Jewel Term Loan | Minimum
Debt Instrument [Line Items]
Interest Rate, at end of period		3.06%		3.18%
Norwegian Jewel Term Loan | Maximum
Debt Instrument [Line Items]
Interest Rate, at end of period		6.86%		6.86%
Pride Of America Hermes Loan
Debt Instrument [Line Items]
Debt instrument, maturity year		2017	[1]
Debt, balance		133,468	[1]	172,463	[1]
Pride Of America Hermes Loan | Minimum
Debt Instrument [Line Items]
Interest Rate, at end of period		3.06%	[1]	3.28%	[1]
Pride Of America Hermes Loan | Maximum
Debt Instrument [Line Items]
Interest Rate, at end of period		6.47%	[1]	6.47%	[1]
Senior Secured Revolving Credit Facility
Debt Instrument [Line Items]
Interest Rate, at end of period		4.25%		4.31%
Debt instrument, maturity year		2015
Debt, balance		91,000		128,000
Breakaway One Loan
Debt Instrument [Line Items]
Interest Rate, at end of period		1.91%	[1]	2.18%	[1]
Debt instrument, maturity year		2025	[1]
Debt, balance		150,996	[1]	118,651	[1]
Breakaway Two Loan
Debt Instrument [Line Items]
Interest Rate, at end of period		4.50%	[1]	4.50%	[1]
Debt instrument, maturity year		2026	[1]
Debt, balance		112,809	[1]	49,768	[1]
Breakaway Three Loan
Debt Instrument [Line Items]
Interest Rate, at end of period		2.98%	[1]
Debt instrument, maturity year		2027	[1]
Debt, balance		34,045	[1]
Pride of America Commercial Loan
Debt Instrument [Line Items]
Debt instrument, maturity year		2017	[1]
Debt, balance		20,288	[1]	26,215	[1]
Pride of America Commercial Loan | Minimum
Debt Instrument [Line Items]
Interest Rate, at end of period		3.06%	[1]	3.28%	[1]
Pride of America Commercial Loan | Maximum
Debt Instrument [Line Items]
Interest Rate, at end of period		7.35%	[1]	7.35%	[1]
Norwegian Jewel Term Loan One
Debt Instrument [Line Items]
Interest Rate, at end of period		1.92%		2.11%
Debt instrument, maturity year		2016
Debt, balance		22,134		10,212
Norwegian Jade Term Loan
Debt Instrument [Line Items]
Interest Rate, at end of period		1.92%		2.11%
Debt instrument, maturity year		2017
Debt, balance		22,134		10,212
Capital Lease Obligations
Debt Instrument [Line Items]
Debt instrument, maturity year		2014
Debt, balance		$ 1,796		$ 6,313
Capital Lease Obligations | Minimum
Debt Instrument [Line Items]
Interest Rate, at end of period		3.00%		3.75%
Capital Lease Obligations | Maximum
Debt Instrument [Line Items]
Interest Rate, at end of period		5.00%		5.00%

[1]	Currently U.S. dollar-denominated.
[2]	Net of unamortized original issue discount of $3.4 million and $4.1 million as of December 31, 2012 and 2011, respectively.
[3]	Net of unamortized premium of $5.4 million as of December 31, 2012.